SUPPLEMENTARY INFORMATION (Schedule of Accounts Payable and Other Accruals) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other payable:
Employees and employee institutions	$ 43	$ 58
Israeli Government departments and agencies	115	124
Provision for vacation and recreation pay	71	95
Provision for product warranty	91	57
Liability for commissions to agents	93	45
Warrants to issued shares		45
Accrued expenses and sundry	44	99
Total accounts payable and accruals - other	$ 457	$ 523